Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated August 7, 2024 to the Summary Prospectus, Prospectus and Statement of
Additional Information of the Fund, each dated August 28, 2023, as supplemented to date
Effective August 7, 2024, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The section of the Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” and “Fund Overview — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” is hereby deleted in its entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (mining) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.

Circle Reserve Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated August 7, 2024 to the Summary Prospectus, Prospectus and Statement of
Additional Information of the Fund, each dated August 28, 2023, as supplemented to date
Effective August 7, 2024, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The section of the Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” and “Fund Overview — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” is hereby deleted in its entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (mining) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.